INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The effective tax rates for the years ended December 31, 2020 and 2019 were 44.6% and (9.3%), respectively.
Income tax expenses/(recoveries) consisted of the following components:

	Years ended December 31,
	2020	2019
Current income taxes:
Canadian current income taxes	$2.9	$3.1
Foreign current income taxes	52.9	35.2
	55.8	38.3
Deferred income taxes:
Canadian deferred income taxes - origination and reversal of temporary differences	—	(22.6)
Foreign deferred income taxes - origination and reversal of temporary differences	(11.7)	14.7
	(11.7)	(7.9)
Total income tax expense	$44.1	$30.4
The Company is subject to income tax in several jurisdictions, at various tax rates. A number of factors other than the current year tax rates affect the relationship between the income or losses in a jurisdiction for financial accounting reporting purposes and the income tax provision required to be recognized for those same reporting purposes.
These factors are illustrated below on all of the consolidated earnings before income taxes after applying a tax rate of 26.5%, reflecting the combined Canadian statutory corporate income tax rate which applies to the Company as a legal entity for the year ended December 31, 2020 and December 31, 2019:

	Years ended December 31,
	2020	2019
Earnings (loss) before income taxes	$98.8	$(328.3)
Income tax provision - 26.5%	$26.2	$(87.0)
Increase (reduction) in income taxes resulting from:
Earnings in foreign jurisdictions subject to a different tax rate than 26.5%	(9.0)	(14.4)
Permanent items that are not included in income / losses for tax purposes:
Non-deductible expenses	3.4	8.0
Income/(losses) not recognized for tax purposes	5.7	(0.9)
Tax provisions not based on legal entity income or losses for the year:
Provincial mining duty tax	3.0	(22.1)
Non-resident withholding tax	2.7	2.8
Under/(over) tax provisions	(0.5)	4.4
Other	(1.0)	0.3
Other adjustments:
Unrecognized recoveries in deferred tax provisions	25.1	137.1
Foreign exchange related to deferred income taxes	(12.1)	3.1
Other	0.6	(0.9)
Total income tax expense	$44.1	$30.4
The components that give rise to deferred income tax assets and liabilities are as follows:

	Years ended December 31,
	2020	2019
Deferred income tax assets:
Non-capital losses	$58.6	$22.5
Asset retirement obligations	1.2	—
Other assets	30.8	28.1
	90.6	50.6
Deferred income tax liabilities:
Property, plant and equipment	(225.6)	(197.1)
Royalty interests	(4.6)	(5.3)
Marketable securities	(0.2)	—
Inventory and Reserves	(18.5)	(26.4)
Other liabilities	(10.5)	(2.4)
	(259.4)	(231.2)
Net deferred income tax liabilities	$(168.8)	$(180.6)

Classification:
Non-current assets	$—	$—
Non-current liabilities	(168.8)	(180.6)
	$(168.8)	$(180.6)
Income tax expenses/(recoveries) related to OCI consisted of the following components:

	Years ended December 31,
	2020	2019
Unrealized change in fair value of marketable securities	$0.3	$(0.1)
Hedges	(0.2)	0.5
Total income taxes related to OCI	$0.1	$0.4
Unrecognized Deferred Income Tax Assets
As at December 31, 2020, the Company did not recognize the benefit related to the following deferred income tax assets for the above related items in its Consolidated financial statements, as management did not consider it probable that the Company would be able to realize these deferred income tax assets in the future.
Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	Years ended December 31,
	2020	2019
Non-capital losses	$886.1	$848.4
Net capital losses	77.7	83.0
Exploration and evaluation assets	638.3	567.0
Deduction for future mining duty taxes	13.5	10.5
Asset retirement obligations	186.5	182.9
Other deductible temporary differences	29.2	47.2
	$1,831.3	$1,739.0
The net capital loss carry forwards are restricted in use against capital gains but may be carried forward indefinitely. The exploration and evaluation assets may be carried forward indefinitely. At December 31, 2020, the non-capital loss carry forwards expire as follows:

Expiry Date	2021	2022	2023	2024	2025+	No Expiry	Total
Total unrecognized losses	$1.2	$2.0	$2.4	$2.8	$755.0	$122.7	$886.1
The Company has not recognized a deferred income tax liability on temporary differences of $717.0 million (December 31, 2019 - $626.9 million) related to investments in certain subsidiaries and joint ventures because the Company can control the reversal of the temporary differences and the temporary differences are not expected to reverse in the foreseeable future.
The Company designates all dividends paid to its shareholders to be eligible dividends.
The 2020 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2019	Statements of earnings	Other comprehensive income	Other	December 31, 2020
Deferred income tax assets:
Non-capital losses	$22.5	$36.1	$—	$—	$58.6
Asset retirement obligations	—	1.2	—	—	1.2
Other assets	28.1	2.5	0.2	—	30.8
Deferred income tax liabilities:
Property, plant and equipment	(197.1)	(28.5)	—	—	(225.6)
Royalty interests	(5.3)	0.7	—	—	(4.6)
Marketable securities	—	0.1	(0.3)	—	(0.2)
Inventories and Reserves	(26.4)	7.9	—	—	(18.5)
Other liabilities	(2.4)	(8.3)	—	0.2	(10.5)
	$(180.6)	$11.7	$(0.1)	$0.2	$(168.8)
The 2019 movement for net deferred income tax liabilities is summarized as follows:

	December 31, 2018	Statements of earnings	Other comprehensive income	Other	December 31, 2019
Deferred income tax assets:
Non-capital losses	$105.2	$(82.7)	$—	$—	$22.5
Asset retirement obligations	2.8	(2.8)	—	—	—
Other assets	31.2	(2.6)	(0.5)	—	28.1
Deferred income tax liabilities:
Property, plant and equipment	(273.5)	76.4	—	—	(197.1)
Royalty interests	(7.2)	1.9	—	—	(5.3)
Mining duties	(22.6)	22.6	—	—	—
Marketable securities	—	(0.1)	0.1	—	—
Inventories and Reserves	(21.5)	(4.9)	—	—	(26.4)
Other liabilities	(2.6)	0.1	—	0.1	(2.4)
	$(188.2)	$7.9	$(0.4)	$0.1	$(180.6)